Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Useful Lives for Property Plant Equipment
Furniture	5 years
Computers and equipment	5 years
Research Equipment	10 years

Furniture	5 years
Computers and equipment	5 years
Research Equipment	10 years

Schedule of Fair Value by Liabilities on Balance Sheet

At December 31, 2021, the Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Warrant Liabilities	$-	$-	$94,025	$94,025

At December 31, 2021, the Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

Description	Level 1	Level 2	Level 3
Warrant Liability	$-	$-	$94,025

At December 31, 2020, the Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

Description	Level 1	Level 2	Level 3
Warrant Liability	$-	$-	$673,171

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

For the nine months ended September 30, 2022 and year ended December 31, 2021, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	September 30,	December 31,
	2022	2021
Series A preferred stock	-	97,062
Warrants	20,000	48,532
	20,000	145,594

For the years ended December 31, 2021, and 2020, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31,	December 31,
	2021	2020
Series A preferred stock	97,062	97,062
Warrants	48,532	48,532
Total	145,594	145,594